UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
Arizona - 102.0%     $   1,050   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                                 Refunding Bonds, VRDN, AMT, Senior-Series A-1, 4.40% due 12/01/2005 (a)                $   1,056

                         8,000   Arizona School District, TAN, Financing Program, COP, 3% due 7/30/2005                     8,009

                                 Arizona School Facilities Board, COP, VRDN (a):
                         2,500       PUTTERS, Series 940, 2.58% due 3/01/2011 (c)                                           2,500
                         3,110       Refunding, ROCS, Series II-R-7001, 2.58% due 9/01/2017 (f)                             3,110

                         5,270   Arizona School Facilities Board, Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 483, 2.58% due 7/01/2012 (a)(b)                                                     5,270

                                 Arizona State Transportation Board, Excise Tax Revenue Bonds (Maricopa County
                                 Regional Area Road Fund) (a):
                         1,500       5% due 7/01/2005                                                                       1,500
                         4,980       5.75% due 7/01/2005                                                                    4,981

                                 Arizona Tourism and Sports Authority, Tax Revenue Bonds, VRDN (a)(c):
                         5,250       PUTTERS, Series 690, 2.58% due 7/01/2011                                               5,250
                         2,505       ROCS, Series II-R-2134, 2.58% due 7/01/2021                                            2,505

                         2,100   Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN, 2.40%
                                 due 12/01/2014 (a)                                                                         2,100

                         2,200   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT, Series A,
                                 2.61% due 12/01/2017 (a)                                                                   2,200

                         1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT, 2.69%
                                 due 2/01/2020 (a)                                                                          1,100

                         8,000   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal
                                 Revenue Bonds (Arizona Electric Power Co-Operative Inc. Project), MPUT, AMT,
                                 2.30% due 9/01/2005 (a)                                                                    8,000

                                 Coconino County, Arizona, Pollution Control Corporation Revenue Bonds, VRDN, AMT (a):
                         2,800       (Arizona Public Service Co.-Navajo Project), Series A, 2.57% due 10/01/2029            2,800
                           870       (Arizona Public Service Co. Project), 2.57% due 11/01/2033                               870

                         7,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                 Series 420, 2.60% due 1/01/2010 (a)                                                        7,000

                         4,865   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
                                 VRDN, AMT, 2.61% due 10/01/2026 (a)                                                        4,865


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MPUT       Mandatory Put
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Arizona Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
Arizona                          Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN,
(concluded)                      AMT (a)(e):
                     $   2,540       (Las Gardenias Apartments LP Project), Series A, 2.60% due 4/15/2033               $   2,540
                         3,600       (San Martin Apartments Project), Series A-1, 2.60% due 6/15/2035                       3,600
                         4,000       (San Remo Apartments Project), 2.60% due 9/15/2035                                     4,000
                         6,300       (Villas Solanas Apartments), Series A, 2.60% due 11/15/2032                            6,300

                                 Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds (a):
                        13,465       FLOATS, VRDN, AMT, Series 707, 2.62% due 12/01/2036                                   13,465
                         5,201       Series A, 3.171% due 9/01/2005                                                         5,201

                         2,500   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Wastewater System,
                                 Revenue Refunding Bonds, VRDN, Series A, 2.25% due 7/01/2023 (a)(c)                        2,500

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (a):
                         1,000       (Bell Square Apartments Project), 2.35% due 6/01/2025                                  1,000
                         8,420       (Mariners Pointe Apartments Project), AMT, Series A, 2.40% due 10/01/2023              8,420

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN (a):
                         4,000       (Paradise Lakes Apartments Project), 2.35% due 7/01/2025                               4,000
                         3,295       (Westward Housing Apartments Project), AMT, Series A, 2.64% due 4/01/2033              3,295

                                 Phoenix, Arizona, IDA, Revenue Bonds, VRDN, AMT (a):
                         5,170       (Leggett & Platt Inc. Project), 2.64% due 7/01/2029                                    5,170
                         1,000       (Safeway Inc. Ice Cream Plant Project), MPUT, 2.50% due 10/01/2005                     1,000
                         3,115       (Swift Aviation Services Inc. Project), 2.58% due 7/01/2024                            3,115

                                 Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds (a):
                         8,148       AMT, Series A, 3.142% due 7/01/2005                                                    8,148
                         8,148       VRDN, Series A, 3.34% due 5/01/2006                                                    8,148

                         2,895   Pima County, Arizona, GO, 5% due 7/01/2005 (a)(d)                                          2,895

                         1,500   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN,
                                 2.63% due 9/01/2009 (a)                                                                    1,500

                         4,770   Pima County, Arizona, IDA, Revenue Bonds (Lease Purchase), VRDN, 2.70% due
                                 6/01/2007 (a)                                                                              4,770

                         2,055   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 3.28% due 2/04/2012 (a)       2,055

                         3,100   Special Fund of Industrial Arizona, CP, 2.70% due 7/05/2005                                3,100

                         2,260   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 2.72%
                                 due 8/01/2025 (a)                                                                          2,260

                         3,460   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project),
                                 VRDN, 2.76% due 6/01/2021 (a)                                                              3,460

                         6,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN, 2.38%
                                 due 7/01/2029 (a)                                                                          6,500


Puerto Rico - 2.4%               Government Development Bank of Puerto Rico, CP:
                         1,900       2.90% due 7/01/2005                                                                    1,900
                         2,000       3.05% due 7/19/2005                                                                    2,000

                                 Total Investments (Cost - $173,458*) - 104.4%                                            173,458
                                 Liabilities in Excess of Other Assets - (4.4%)                                           (7,294)
                                                                                                                        ---------
                                 Net Assets - 100.0%                                                                    $ 166,164
                                                                                                                        =========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FSA Insured.

(e) FNMA Collateralized.

(f) FGIC Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005